Note 3 - Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Earnings Per Share [Abstract]
Number of Components in Earnings Per Share		2
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	77,000